Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Recurring basis, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Totall
Assets
Total assets measured at fair value
Liabilities
Derivative liability	344	[1]
Total liabilities measured at fair value	344
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets measured at fair value
Significant Other Observable Inputs (Level 2)
Assets
Total assets measured at fair value
Significant Unobservable Inputs (Level 3)
Assets
Total assets measured at fair value
Liabilities
Derivative liability	344	[1]
Total liabilities measured at fair value	$ 344

[1]	See Note 4 for additional